Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Loss for the year	$ (3,996)	$ (2,741)	$ (28,859)
Items not affecting cash:
Amortization	5	7	12
Share-based payments	2,531	969
Interest Income			10
Reversal of flow-through share premium		(89)
Impairment of exploration and evaluation assets	99	438	26,510
Equity loss on investment	169	130
Changes in working capital	(282)	(46)	11
Net cash used in operating activities	(1,474)	(1,332)	(2,316)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets	(122)	(635)	(780)
Short-term investment			2,500
Investment	(392)	(121)
Advance		(50)	(24)
Purchase equipment			(5)
Net cash provided by (used in) investing activities	(514)	(806)	1,691
FINANCING ACTIVITIES
Proceeds from issuance of common shares	1,990	1,472	1,728
Share issuance costs	(90)	(124)	(344)
Proceeds from exercise of warrants and options	1,753
Net cash provided by financing activities	3,653	1,348	1,384
Change in cash for the year	1,665	(790)	759
Cash, beginning of the year	308	1,098	339
Cash, end of the year	$ 1,973	$ 308	$ 1,098